UNAUDITED INTERIM FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
UNAUDITED INTERIM FINANCIAL INFORMATION
Schedule of selected quarterly information

(in thousands, except per share data)	First	Second	Third	Fourth	Year
2012
Net premiums earned	$137,280	$141,584	$149,943	$147,764	$576,571
Net investment income	15,293	14,826	14,221	14,491	58,831
Net realized investment gains (losses)	11,416	(664)	5,481	9,139	25,372
Earnings before income taxes	41,109	36,568	36,480	28,575	142,732
Net earnings	28,038	24,748	25,463	25,097	103,346
Basic earnings per share(1)	$1.32	$1.17	$1.20	$1.18	$4.87
Diluted earnings per share(1)	$1.30	$1.15	$1.19	$1.16	$4.79
2011
Net premiums earned	$116,051	$130,826	$146,552	$145,023	$538,452
Net investment income	16,303	15,180	15,954	16,244	63,681
Net realized investment gains (losses)	4,472	10,050	(177)	2,691	17,036
Earnings before income taxes	40,821	67,730	34,907	40,128	183,586
Net earnings	27,706	44,992	23,969	29,931	126,598
Basic earnings per share(1)	$1.32	$2.13	$1.14	$1.42	$6.01
Diluted earnings per share(1)	$1.30	$2.11	$1.12	$1.39	$5.91

(1) Since the weighted-average shares for the quarters are calculated independently of the weighted-average shares for the year, quarterly earnings per share may not total to annual earnings per share.